Segment Reporting - Schedule of Segmented Information (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2026 USD ($)
Disclosure of operating segments [abstract]
Unallocable expense, impact of Labour Codes	$ 143